DESCRIPTION OF BUSINESS AND GENERAL	12 Months Ended
Dec. 31, 2019
Disclosure of description of business and general [Abstract]
DESCRIPTION OF BUSINESS AND GENERAL
NOTE 1   -       DESCRIPTION OF BUSINESS AND GENERAL

A.       Description of Business:

G. Willi-Food International Ltd. ("the Company") was incorporated in Israel in January 1994 and is engaged in the import, export, marketing and distribution of food products. Since May 1997, the Company's shares are listed on the NASDAQ Capital Market.

During 2019, the company began to engage in the non-bank credit field (“credit extension activity”). This activity is executed and managed through W.F.D (Import, Marketing and Trading) a wholly-owned and controlled subsidiary of the Company. The activity is funded from the Group’s own resources and executed in parallel to the existing activity of importing, marketing and distributing food products.

The Company is a subsidiary of Willi-Food Investments Ltd. ("the Parent Company"). The shares of the Parent Company are registered for trade on the Tel-Aviv Stock Exchange.

B.	Definitions:

The Company	-	G. WILLI‑FOOD INTERNATIONAL LTD.
The Group	-	The Company and its Subsidiaries, a list of which is presented in Note 5.
The Parent Company	-	Willi-Food Investments Ltd

Related Parties	-	As defined in IAS 24.

NIS	-	New Israeli Shekel.

CPI	-	The Israeli consumer price index.

US Dollars or $	-	The U.S. dollar.

Euro	-	The official currency of the European Union.